Stock-Based Compensation - Schedule of RSA and RSU Activity (FY) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares of Restricted Stock
Shares of Restricted Stock and Restricted Stock Units Activity
Outstanding at beginning of period (in shares)	0	14,586
Vested (in shares)		(14,586)
Outstanding at end of period (in shares)		0
Vested at end of period (in shares)		0
Weighted Average Grant Date Fair Value Per Share
Outstanding at beginning of period (in dollars per share)			$ 6.05
Vested (in dollars per share)		$ 6.05
Restricted Stock Units (RSUs)
Shares of Restricted Stock and Restricted Stock Units Activity
Outstanding at beginning of period (in shares)	17,505	74,144
Vested (in shares)	(1,094)	(43,875)
Forfeited (in shares)		(12,764)
Outstanding at end of period (in shares)		17,505
Vested at end of period (in shares)		43,875
Weighted Average Grant Date Fair Value Per Share
Outstanding at beginning of period (in dollars per share)		$ 9.51	$ 7.78
Vested (in dollars per share)	$ 9.51	8.16
Forfeited (in dollars per share)		6.12
Outstanding at end of period (in dollars per share)		9.51
Vested at end of period (in dollars per share)		$ 8.16